Fair Value Measurement (Details Textual) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2017	May 25, 2017	Mar. 09, 2017
Common stock amount		$ 1,266,431	$ 1,130,059	$ 7,920,000
Gain from the marketable securities	$ 3,912,500	(81,839)	501,522
Convertible promissory notes					$ 2,558,893	$ 520,822
Level 1 [Member]
Common stock amount		$ 806,778	$ 813,728	$ 7,920,000